45. Related party transactions (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Parent [member]
Related Party Transactions
Assets	R$ 2,966,012	R$ 5,294,152	R$ 8,169,537
Financial assets for trading	(1,326,965)	(763,547)	(72,815)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	4,240,680	5,896,120	8,194,590
Loans and advances to customers		912	347
Loans and other values with credit institutions		86,638	15,143
Other Assets	52,297	74,029	32,272
Guarantees and Limits		0
Liabilities	(24,084,795)	(17,105,753)	(23,166,005)
Deposits of Brazil Central Bank and deposits of credit institutions	(10,456,623)	(42,060)	(107,084)
Securities		0	0
Customer deposits		0	0
Other financial liabilities - Dividends and interest on capital Payable	(508,491)	(6,874,602)	(3,922,473)
Other Payables	(21)	(13,130)	(9,603)
Debt Instruments Eligible to Compose Capital	(13,119,660)	(10,175,961)	(19,126,845)
Parent [member] | Subsidiaries Banco Santander SA Uruguay [Member]
Related Party Transactions
Loans and other values with credit institutions		0	0
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Parent [member] | Subsidiaries Santander Global Technology SLSOCI [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	192
Loans and other values with credit institutions		0	0
Parent [member] | Subsidiaries Santander Securities Services Brasil Dtvm Sa [Member]
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Customer deposits		0	0
Other Payables		0	0
Parent [member] | Subsidiaries Banco Santander SA Spain [Member]
Related Party Transactions
Financial assets for trading	(1,326,965)	(763,547)	(72,815)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	4,240,680	5,896,120	8,194,590
Loans and other values with credit institutions		86,638	15,143
Other Assets	52,297	74,029	32,272
Deposits of Brazil Central Bank and deposits of credit institutions	(10,456,623)	(42,060)	(107,084)
Other financial liabilities - Dividends and interest on capital Payable	(195)	(1,067,623)	(609,159)
Other Payables	(21)	(13,130)	(9,603)
Debt Instruments Eligible to Compose Capital	(13,119,660)	(10,175,961)	(19,126,845)
Parent [member] | Subsidiaries Produban Brasil Tecnologia [Member]
Related Party Transactions
Loans and other values with credit institutions		0	0
Parent [member] | Subsidiaries Santusa Holding SL [Member]
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	0
Parent [member] | Subsidiaries Abbey National Treasury Services Plc [Member]
Related Party Transactions
Financial assets for trading		0	0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0	0
Loans and advances to customers		0	0
Parent [member] | Subsidiaries BHJV Assessoria Consultoria Em Gestao Empresarial Ltda [Member]
Related Party Transactions
Loans and other values with credit institutions		0	0
Parent [member] | Subsidiaries Santander Brasil Asset [Member]
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Customer deposits		0	0
Other Payables		0	0
Parent [member] | Subsidiaries Real Fundo De Investimento Multimercado Santillana Credito Privado [Member]
Related Party Transactions
Financial assets for trading		0	0
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Parent [member] | Subsidiaries Produban Servicios Informticos Generales Sl Produban Espanha [Member]
Related Party Transactions
Loans and other values with credit institutions		0	0
Other Payables		0	0
Parent [member] | Subsidiaries Banco Madesant Sociedade Unipessoal SA [Member]
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	0
Parent [member] | Subsidiaries Banco Rci Brasil Sa [Member]
Related Party Transactions
Financial assets for trading		0	0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Loans and other values with credit institutions		0	0
Other Assets		0	0
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Parent [member] | Subsidiaries Key Management Personnel [Member]
Related Party Transactions
Loans and advances to customers		0	0
Guarantees and Limits		0	0
Securities		0	0
Customer deposits		0	0
Other financial liabilities - Dividends and interest on capital Payable		0	0
Other Payables		0	0
Parent [member] | Subsidiaries Banco Santander Rio SA [Member]
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Parent [member] | Subsidiaries Banco Santander Totta Sa [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0	0
Parent [member] | Subsidiaries Santander Securities Services Brasil Participaes Sa [Member]
Related Party Transactions
Loans and advances to customers		0	0
Customer deposits		0	0
Parent [member] | Subsidiaries Sterrebeeck Bv [Member]
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	(268,406)	(3,629,772)	(2,071,055)
Parent [member] | Subsidiaries Bank Zachodni [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0	0
Parent [member] | Subsidiaries Santander Brasil Gesto De Recursos Ltda [Member]
Related Party Transactions
Loans and advances to customers	169	0	0
Customer deposits	(335)	0	0
Parent [member] | Subsidiaries Others [Member]
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Customer deposits		0	0
Other Payables		0	0
Parent [member] | Subsidiaries Santander UKPLC [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0	0
Parent [member] | Subsidiaries Webmotors SA [Member]
Related Party Transactions
Loans and advances to customers		0	0
Customer deposits		0	0
Parent [member] | Subsidiaries Grupo Empresarial Santander Sl [Member]
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	(239,890)	(2,177,207)	(1,242,259)
Parent [member] | Subsidiaries Banco Santander Sa Mexico [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0	0
Parent [member] | Subsidiaries Gesban Servicios Administrativos Globales SL [Member]
Related Party Transactions
Loans and advances to customers	23	0	0
Parent [member] | Subsidiaries ISBAN Brasil SA [Member]
Related Party Transactions
Customer deposits		0	0
Other Payables		0	0
Parent [member] | Subsidiaries Zurich Santander Brasil Seguros Previdncia SA [Member]
Related Party Transactions
Loans and advances to customers		0	0
Other Assets		0	0
Customer deposits		0	0
Other Payables		0	0
Parent [member] | Subsidiaries Ingenieria De Software Bancario SL [Member]
Related Party Transactions
Loans and advances to customers		0	0
Other Payables		0	0
Parent [member] | Subsidiaries Gestora De Inteligencia De Credito [Member]
Related Party Transactions
Loans and advances to customers	66,667
Customer deposits	(149,257)	0	0
Parent [member] | Subsidiaries Zurich Santander Brasil Seguros SA [Member]
Related Party Transactions
Loans and advances to customers		0	0
Parent [member] | Subsidiaries Isban Mexico SA De CV [Member]
Related Party Transactions
Loans and advances to customers	122	0	0
Parent [member] | Subsidiaries Produban Servicos De Informatica SA [Member]
Related Party Transactions
Customer deposits		0	0
Parent [member] | Subsidiaries Banco Santander Espanha [Member]
Related Party Transactions
Loans and advances to customers		912	347
Parent [member] | Super Pagamentos e Administracao de Meios Eletronicos S.A. [Member]
Related Party Transactions
Financial assets for trading
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Loans and advances to customers	224
Deposits of Brazil Central Bank and deposits of credit institutions
Parent [member] | PSA Corretora de Seguros e Servicos Ltda [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Parent [member] | Santander Digital Assets, SL [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Parent [member] | Santander Bank, National Association [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Parent [member] | Hyundai Corretora de Seguros Ltda [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Parent [member] | Integry Tecnologia e Servicos A.H.U Ltda [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Parent [member] | Loop Gestao de Patios S.A. [Member]
Related Party Transactions
Loans and advances to customers	11,966
Deposits of Brazil Central Bank and deposits of credit institutions	(824)
Joint-controlled companies [member]
Related Party Transactions
Assets	3,589,575	4,387,013	3,112,734
Financial assets for trading		0	205,337
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	3,587,028	0	0
Loans and advances to customers		20,367	0
Loans and other values with credit institutions		4,365,518	2,905,947
Other Assets	2,547	1,128	1,450
Guarantees and Limits		0
Liabilities	(226,046)	(169,103)	(38,380)
Deposits of Brazil Central Bank and deposits of credit institutions	(226,046)	(167,017)	(36,871)
Securities		0	0
Customer deposits		(2,086)	(1,509)
Other financial liabilities - Dividends and interest on capital Payable		0	0
Other Payables		0	0
Debt Instruments Eligible to Compose Capital		0	0
Joint-controlled companies [member] | Subsidiaries Banco Santander SA Uruguay [Member]
Related Party Transactions
Loans and other values with credit institutions		0	0
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Joint-controlled companies [member] | Subsidiaries Santander Global Technology SLSOCI [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Loans and other values with credit institutions		0	0
Joint-controlled companies [member] | Subsidiaries Santander Securities Services Brasil Dtvm Sa [Member]
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Customer deposits		0	0
Other Payables		0	0
Joint-controlled companies [member] | Subsidiaries Banco Santander SA Spain [Member]
Related Party Transactions
Financial assets for trading		0	0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0	0
Loans and advances to customers
Loans and other values with credit institutions		0	0
Other Assets		0	0
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Other financial liabilities - Dividends and interest on capital Payable		0	0
Other Payables		0	0
Debt Instruments Eligible to Compose Capital		0	0
Joint-controlled companies [member] | Subsidiaries Produban Brasil Tecnologia [Member]
Related Party Transactions
Loans and other values with credit institutions		0	0
Joint-controlled companies [member] | Subsidiaries Santusa Holding SL [Member]
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	0
Joint-controlled companies [member] | Subsidiaries Abbey National Treasury Services Plc [Member]
Related Party Transactions
Financial assets for trading		0	0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0	0
Loans and advances to customers		0	0
Joint-controlled companies [member] | Subsidiaries BHJV Assessoria Consultoria Em Gestao Empresarial Ltda [Member]
Related Party Transactions
Loans and other values with credit institutions		0	0
Joint-controlled companies [member] | Subsidiaries Santander Brasil Asset [Member]
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Customer deposits		0	0
Other Payables		0	0
Joint-controlled companies [member] | Subsidiaries Real Fundo De Investimento Multimercado Santillana Credito Privado [Member]
Related Party Transactions
Financial assets for trading		0	0
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Joint-controlled companies [member] | Subsidiaries Produban Servicios Informticos Generales Sl Produban Espanha [Member]
Related Party Transactions
Loans and other values with credit institutions		0	0
Other Payables		0	0
Joint-controlled companies [member] | Subsidiaries Banco Madesant Sociedade Unipessoal SA [Member]
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	0
Joint-controlled companies [member] | Subsidiaries Banco Rci Brasil Sa [Member]
Related Party Transactions
Financial assets for trading		0	205,337
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	3,587,028
Loans and other values with credit institutions		4,365,518	2,905,947
Other Assets	2,547	1,128	1,450
Deposits of Brazil Central Bank and deposits of credit institutions	(226,046)	(167,017)	(36,871)
Joint-controlled companies [member] | Subsidiaries Key Management Personnel [Member]
Related Party Transactions
Loans and advances to customers		0	0
Guarantees and Limits		0	0
Securities		0	0
Customer deposits		0	0
Other financial liabilities - Dividends and interest on capital Payable		0	0
Other Payables		0	0
Joint-controlled companies [member] | Subsidiaries Banco Santander Rio SA [Member]
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Joint-controlled companies [member] | Subsidiaries Banco Santander Totta Sa [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0	0
Joint-controlled companies [member] | Subsidiaries Santander Securities Services Brasil Participaes Sa [Member]
Related Party Transactions
Loans and advances to customers		0	0
Customer deposits		0	0
Joint-controlled companies [member] | Subsidiaries Sterrebeeck Bv [Member]
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	0
Joint-controlled companies [member] | Subsidiaries Bank Zachodni [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0	0
Joint-controlled companies [member] | Subsidiaries Santander Brasil Gesto De Recursos Ltda [Member]
Related Party Transactions
Loans and advances to customers		0	0
Customer deposits		0	0
Joint-controlled companies [member] | Subsidiaries Others [Member]
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Customer deposits		(4)	0
Other Payables		0	0
Joint-controlled companies [member] | Subsidiaries Santander UKPLC [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0	0
Joint-controlled companies [member] | Subsidiaries Webmotors SA [Member]
Related Party Transactions
Loans and advances to customers		20,367	0
Customer deposits		(2,082)	(1,509)
Joint-controlled companies [member] | Subsidiaries Grupo Empresarial Santander Sl [Member]
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	0
Joint-controlled companies [member] | Subsidiaries Banco Santander Sa Mexico [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0	0
Joint-controlled companies [member] | Subsidiaries Gesban Servicios Administrativos Globales SL [Member]
Related Party Transactions
Loans and advances to customers		0	0
Joint-controlled companies [member] | Subsidiaries ISBAN Brasil SA [Member]
Related Party Transactions
Customer deposits		0	0
Other Payables		0	0
Joint-controlled companies [member] | Subsidiaries Zurich Santander Brasil Seguros Previdncia SA [Member]
Related Party Transactions
Loans and advances to customers		0	0
Other Assets		0	0
Customer deposits		0	0
Other Payables		0	0
Joint-controlled companies [member] | Subsidiaries Ingenieria De Software Bancario SL [Member]
Related Party Transactions
Loans and advances to customers		0	0
Other Payables		0	0
Joint-controlled companies [member] | Subsidiaries Gestora De Inteligencia De Credito [Member]
Related Party Transactions
Loans and advances to customers
Customer deposits		0	0
Joint-controlled companies [member] | Subsidiaries Zurich Santander Brasil Seguros SA [Member]
Related Party Transactions
Loans and advances to customers		0	0
Joint-controlled companies [member] | Subsidiaries Isban Mexico SA De CV [Member]
Related Party Transactions
Loans and advances to customers		0	0
Joint-controlled companies [member] | Subsidiaries Produban Servicos De Informatica SA [Member]
Related Party Transactions
Customer deposits		0	0
Joint-controlled companies [member] | Subsidiaries Banco Santander Espanha [Member]
Related Party Transactions
Loans and advances to customers		0	0
Joint-controlled companies [member] | Super Pagamentos e Administracao de Meios Eletronicos S.A. [Member]
Related Party Transactions
Financial assets for trading
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Deposits of Brazil Central Bank and deposits of credit institutions
Joint-controlled companies [member] | PSA Corretora de Seguros e Servicos Ltda [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Joint-controlled companies [member] | Santander Digital Assets, SL [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Joint-controlled companies [member] | Santander Bank, National Association [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Joint-controlled companies [member] | Hyundai Corretora de Seguros Ltda [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Joint-controlled companies [member] | Integry Tecnologia e Servicos A.H.U Ltda [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Joint-controlled companies [member] | Loop Gestao de Patios S.A. [Member]
Related Party Transactions
Loans and advances to customers
Deposits of Brazil Central Bank and deposits of credit institutions
Other related parties [member]
Related Party Transactions
Assets	8,962,950	874,668	1,381,770
Financial assets for trading	(2,527,296)	(113,931)	266,027
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	10,446,557	70,261	146,988
Loans and advances to customers		884,696	966,462
Loans and other values with credit institutions	998,063	192	2,293
Other Assets	34,589	28,476	0
Guarantees and Limits	11,038	4,974
Liabilities	(1,779,587)	(1,529,828)	(2,975,342)
Deposits of Brazil Central Bank and deposits of credit institutions	(37,214)	(20,571)	(1,410,619)
Securities	(117,368)	(89,074)	(96,133)
Customer deposits	(869,888)	(1,008,416)	(1,134,675)
Other financial liabilities - Dividends and interest on capital Payable		(12,226)	(5,544)
Other Payables	(755,117)	(399,541)	(424,504)
Debt Instruments Eligible to Compose Capital		0	0
Other related parties [member] | Subsidiaries Banco Santander SA Uruguay [Member]
Related Party Transactions
Loans and other values with credit institutions		0	0
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Other related parties [member] | Subsidiaries Santander Global Technology SLSOCI [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Loans and other values with credit institutions		192	192
Other related parties [member] | Subsidiaries Santander Securities Services Brasil Dtvm Sa [Member]
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Customer deposits	(581,543)	(404,427)	(427,209)
Other Payables	(9,373)	(5,066)	(4,291)
Other related parties [member] | Subsidiaries Banco Santander SA Spain [Member]
Related Party Transactions
Financial assets for trading		0	0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0	0
Loans and advances to customers
Loans and other values with credit institutions		0	0
Other Assets		0	0
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Other financial liabilities - Dividends and interest on capital Payable		0	0
Other Payables		0	0
Debt Instruments Eligible to Compose Capital		0	0
Other related parties [member] | Subsidiaries Produban Brasil Tecnologia [Member]
Related Party Transactions
Loans and other values with credit institutions		0	2,091
Other related parties [member] | Subsidiaries Santusa Holding SL [Member]
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	0
Other related parties [member] | Subsidiaries Abbey National Treasury Services Plc [Member]
Related Party Transactions
Financial assets for trading		0	0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0	87,260
Loans and advances to customers		0	0
Other related parties [member] | Subsidiaries BHJV Assessoria Consultoria Em Gestao Empresarial Ltda [Member]
Related Party Transactions
Loans and other values with credit institutions		0	10
Other related parties [member] | Subsidiaries Santander Brasil Asset [Member]
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Customer deposits	(100)	(16,762)	(18,639)
Other Payables	(95)	(7,203)	(14,476)
Other related parties [member] | Subsidiaries Real Fundo De Investimento Multimercado Santillana Credito Privado [Member]
Related Party Transactions
Financial assets for trading	(2,316,142)	(113,931)	266,027
Deposits of Brazil Central Bank and deposits of credit institutions		(20,571)	(1,151,399)
Other related parties [member] | Subsidiaries Produban Servicios Informticos Generales Sl Produban Espanha [Member]
Related Party Transactions
Loans and other values with credit institutions		0	0
Other Payables		0	0
Other related parties [member] | Subsidiaries Banco Madesant Sociedade Unipessoal SA [Member]
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		(1,948)	(1,112)
Other related parties [member] | Subsidiaries Banco Rci Brasil Sa [Member]
Related Party Transactions
Financial assets for trading		0	0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Loans and other values with credit institutions		0	0
Other Assets		0	0
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Other related parties [member] | Subsidiaries Key Management Personnel [Member]
Related Party Transactions
Loans and advances to customers	19,889	11,284	5,495
Guarantees and Limits	11,038	4,974
Securities	(117,368)	(89,074)	(96,133)
Customer deposits	(36,762)	(36,104)	(37,889)
Other financial liabilities - Dividends and interest on capital Payable		(10,278)	(4,432)
Other Payables	(633,276)	(357,249)	(381,292)
Other related parties [member] | Subsidiaries Banco Santander Rio SA [Member]
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	(259,220)
Other related parties [member] | Subsidiaries Banco Santander Totta Sa [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	1,250	7,921	7,883
Other related parties [member] | Subsidiaries Santander Securities Services Brasil Participaes Sa [Member]
Related Party Transactions
Loans and advances to customers		0	927
Customer deposits		0	(58,968)
Other related parties [member] | Subsidiaries Sterrebeeck Bv [Member]
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	0
Other related parties [member] | Subsidiaries Bank Zachodni [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	171	94	193
Other related parties [member] | Subsidiaries Santander Brasil Gesto De Recursos Ltda [Member]
Related Party Transactions
Loans and advances to customers		169	169
Customer deposits		(332,916)	(126,988)
Other related parties [member] | Subsidiaries Others [Member]
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	0
Customer deposits	(35,644)	(18,273)	(40,059)
Other Payables	(33,687)	(8,804)	(7,521)
Other related parties [member] | Subsidiaries Santander UKPLC [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	92,703	16,701	46,615
Other related parties [member] | Subsidiaries Webmotors SA [Member]
Related Party Transactions
Loans and advances to customers	18,455	0	0
Customer deposits	(1,411)	0	0
Other related parties [member] | Subsidiaries Grupo Empresarial Santander Sl [Member]
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	0
Other related parties [member] | Subsidiaries Banco Santander Sa Mexico [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	27,993	45,545	5,037
Other related parties [member] | Subsidiaries Gesban Servicios Administrativos Globales SL [Member]
Related Party Transactions
Loans and advances to customers		23	23
Other related parties [member] | Subsidiaries ISBAN Brasil SA [Member]
Related Party Transactions
Customer deposits		0	0
Other Payables		0	0
Other related parties [member] | Subsidiaries Zurich Santander Brasil Seguros Previdncia SA [Member]
Related Party Transactions
Loans and advances to customers	823,467	814,320	913,875
Other Assets	34,589	28,476	913,875
Customer deposits	(64,836)	(199,934)	(234,249)
Other Payables	(78,686)	(21,219)	(16,924)
Other related parties [member] | Subsidiaries Ingenieria De Software Bancario SL [Member]
Related Party Transactions
Loans and advances to customers		0	0
Other Payables		0	0
Other related parties [member] | Subsidiaries Gestora De Inteligencia De Credito [Member]
Related Party Transactions
Loans and advances to customers
Customer deposits		0	(190,674)
Other related parties [member] | Subsidiaries Zurich Santander Brasil Seguros SA [Member]
Related Party Transactions
Loans and advances to customers	57,081	58,778	45,851
Other related parties [member] | Subsidiaries Isban Mexico SA De CV [Member]
Related Party Transactions
Loans and advances to customers		122	122
Other related parties [member] | Subsidiaries Produban Servicos De Informatica SA [Member]
Related Party Transactions
Customer deposits		0	0
Other related parties [member] | Subsidiaries Banco Santander Espanha [Member]
Related Party Transactions
Loans and advances to customers		R$ 0	R$ 0
Other related parties [member] | Super Pagamentos e Administracao de Meios Eletronicos S.A. [Member]
Related Party Transactions
Financial assets for trading	(211,154)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	532
Deposits of Brazil Central Bank and deposits of credit institutions	(36,390)
Other related parties [member] | PSA Corretora de Seguros e Servicos Ltda [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	113
Other related parties [member] | Santander Digital Assets, SL [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	8,105
Other related parties [member] | Santander Bank, National Association [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	10,315,450
Other related parties [member] | Hyundai Corretora de Seguros Ltda [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	3
Other related parties [member] | Integry Tecnologia e Servicos A.H.U Ltda [Member]
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	45
Other related parties [member] | Loop Gestao de Patios S.A. [Member]
Related Party Transactions
Loans and advances to customers
Deposits of Brazil Central Bank and deposits of credit institutions